Trade and Other Receivables - Narrative (Details) - Measured at fair value through other comprehensive income - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Financial assets	¥ 169,117	¥ 145,070
Trade receivables
Disclosure of financial assets [line items]
Financial assets	¥ 20,665